Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24	$1,035	$1,029,556
WPP Finance 2010, 3.75%, 09/19/24	980	976,802
		2,006,358
Aerospace & Defense — 0.1%
Boeing Co. (The), 2.85%, 10/30/24	284	281,699

Agriculture — 2.2%
BAT Capital Corp.
2.79%, 09/06/24	4,365	4,351,712
3.22%, 08/15/24	4,825	4,819,397
		9,171,109
Airlines — 2.8%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	380	377,470
Delta Air Lines Inc., 2.90%, 10/28/24(a)	11,382	11,298,479
		11,675,949
Auto Manufacturers — 2.5%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	2,009	2,003,713
4.06%, 11/01/24	4,115	4,092,128
General Motors Financial Co. Inc.
1.20%, 10/15/24(a)	2,130	2,110,121
3.50%, 11/07/24	2,095	2,082,307
		10,288,269
Banks — 2.9%
Barclays PLC, 4.38%, 09/11/24(a)	555	553,893
BNP Paribas SA, 4.25%, 10/15/24	3,100	3,087,602
Citigroup Inc., 4.00%, 08/05/24	1,835	1,835,000
Discover Bank, 2.45%, 09/12/24	1,980	1,972,139
Huntington Bancshares Inc./Ohio, 2.63%, 08/06/24	900	900,000
Lloyds Banking Group PLC, 4.50%, 11/04/24	3,830	3,812,539
		12,161,173
Beverages — 0.1%
Constellation Brands Inc., 4.75%, 11/15/24(a)	460	458,655

Building Materials — 0.2%
Owens Corning, 4.20%, 12/01/24	410	407,782
Trane Technologies Financing Ltd., 3.55%, 11/01/24	550	546,755
		954,537
Chemicals — 2.8%
Methanex Corp., 4.25%, 12/01/24(a)	9,059	9,004,820
Nutrien Ltd., 5.90%, 11/07/24(a)	1,476	1,476,000
PPG Industries Inc., 2.40%, 08/15/24	195	194,719
Sherwin-Williams Co. (The), 4.05%, 08/08/24	800	799,673
Westlake Corp., 0.88%, 08/15/24	205	204,591
		11,679,803
Commercial Services — 3.4%
Equifax Inc., 2.60%, 12/01/24	2,095	2,074,092
Global Payments Inc., 1.50%, 11/15/24	1,440	1,421,049
Grand Canyon University, 4.13%, 10/01/24(a)	10,180	10,088,961
Quanta Services Inc., 0.95%, 10/01/24	535	530,602
		14,114,704
Computers — 1.3%
Genpact Luxembourg SARL, 3.38%, 12/01/24	610	604,269
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	4,340	4,339,541
NetApp Inc., 3.30%, 09/29/24	360	358,369
		5,302,179
Security	Par (000)	Value

Cosmetics & Personal Care — 2.5%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24(a)	$10,660	$10,561,380

Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24(b)(c)(d)	448	34,892

Diversified Financial Services — 11.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24	6,645	6,577,161
2.88%, 08/14/24	700	699,364
Series 3NC1, 1.75%, 10/29/24	3,960	3,920,002
Air Lease Corp.
0.80%, 08/18/24	740	738,172
4.25%, 09/15/24	1,450	1,446,038
Ally Financial Inc., 5.13%, 09/30/24	975	973,480
Capital One Financial Corp., 3.30%, 10/30/24	4,410	4,383,839
Discover Financial Services, 3.95%, 11/06/24	1,595	1,587,267
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24, (7.25% PIK)(b)(e)	10,923	10,725,341
Navient Corp., 5.88%, 10/25/24	10,607	10,583,886
ORIX Corp., 3.25%, 12/04/24	1,510	1,497,629
Radian Group Inc., 4.50%, 10/01/24	550	548,471
Synchrony Financial, 4.25%, 08/15/24	3,470	3,467,501
		47,148,151
Electric — 4.9%
Ameren Corp., 2.50%, 09/15/24	870	866,081
Avangrid Inc., 3.15%, 12/01/24	1,816	1,800,137
Black Hills Corp., 1.04%, 08/23/24	729	726,798
CenterPoint Energy Inc., 2.50%, 09/01/24	1,395	1,389,774
Dominion Energy Inc., 3.07%, 08/15/24(f)	830	829,059
DTE Energy Co.
4.22%, 11/01/24(f)	3,820	3,802,787
Series C, 2.53%, 10/01/24(f)	2,390	2,375,940
Edison International, 3.55%, 11/15/24	1,585	1,572,460
Evergy Inc., 2.45%, 09/15/24	315	313,609
Eversource Energy, Series L, 2.90%, 10/01/24(a)	620	616,819
Interstate Power & Light Co., 3.25%, 12/01/24	640	634,908
NextEra Energy Capital Holdings Inc., 4.26%, 09/01/24	3,500	3,494,172
Pacific Gas and Electric Co., 3.40%, 08/15/24	355	354,661
Southern Co. (The), 4.48%, 08/01/24(f)	1,900	1,900,000
		20,677,205
Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24	350	348,192
Arrow Electronics Inc., 3.25%, 09/08/24	530	528,358
Keysight Technologies Inc., 4.55%, 10/30/24	760	757,786
TD SYNNEX Corp., 1.25%, 08/09/24	800	799,136
Trimble Inc., 4.75%, 12/01/24	515	512,760
		2,946,232
Engineering & Construction — 1.4%
Fluor Corp., 3.50%, 12/15/24(a)	5,771	5,717,181

Entertainment — 5.4%
Live Nation Entertainment Inc., 4.88%, 11/01/24(a)(b)	10,882	10,859,910
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24(a)(b)	1,365	1,360,334
Universal Entertainment Corp., 8.75%, 12/11/24(b)(f)	9,643	10,385,348
		22,605,592
Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24	1,190	1,188,553

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.9%
McCormick & Co. Inc./MD, 3.15%, 08/15/24	$1,500	$1,498,428
Tyson Foods Inc., 3.95%, 08/15/24	2,100	2,097,958
		3,596,386
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24	400	400,000

Health Care - Products — 2.5%
Baxter International Inc., 1.32%, 11/29/24	3,375	3,327,016
GE HealthCare Technologies Inc., 5.55%, 11/15/24	4,215	4,212,223
Revvity Inc., 0.85%, 09/15/24	990	984,059
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24	2,165	2,136,543
		10,659,841
Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24	2,055	2,041,885
Elevance Health Inc.
3.35%, 12/01/24	2,205	2,188,011
3.50%, 08/15/24	670	669,417
Humana Inc., 3.85%, 10/01/24	755	752,428
Laboratory Corp. of America Holdings
2.30%, 12/01/24	1,395	1,381,056
3.25%, 09/01/24	1,565	1,561,269
		8,594,066
Holding Companies - Diversified — 1.6%
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	988	981,901
2.35%, 11/22/24	2,670	2,638,769
FS KKR Capital Corp., 1.65%, 10/12/24	1,565	1,550,517
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24	1,465	1,454,770
		6,625,957
Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24	595	590,971

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24	280	278,165

Household Products & Wares — 0.0%
Avery Dennison Corp., 0.85%, 08/15/24	130	129,742

Insurance — 0.3%
Brown & Brown Inc., 4.20%, 09/15/24	435	433,827
First American Financial Corp., 4.60%, 11/15/24	355	353,564
Old Republic International Corp., 4.88%, 10/01/24(a)	355	354,222
		1,141,613
Internet — 0.5%
eBay Inc., 3.45%, 08/01/24	2,105	2,105,000
Rakuten Group Inc., 10.25%, 11/30/24(b)	30	30,408
		2,135,408
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24	485	479,566

Leisure Time — 3.0%
Brunswick Corp., 0.85%, 08/18/24	345	344,031
NCL Corp. Ltd., 3.63%, 12/15/24(a)(b)	12,123	12,004,778
		12,348,809
Lodging — 2.6%
Hyatt Hotels Corp., 1.80%, 10/01/24	1,008	1,001,479
Wynn Macau Ltd., 4.88%, 10/01/24(b)	9,775	9,742,227
		10,743,706
Manufacturing — 0.2%
Carlisle Companies Inc., 3.50%, 12/01/24	535	530,620
Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.30%, 11/21/24	$503	$499,114
		1,029,734
Media — 2.5%
DISH DBS Corp., 5.88%, 11/15/24	11,283	10,525,156

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24	1,400	1,393,546

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,715	1,710,951

Oil & Gas — 0.9%
Devon Energy Corp., 5.25%, 09/15/24	414	413,437
Marathon Petroleum Corp., 3.63%, 09/15/24	1,900	1,894,288
Occidental Petroleum Corp., 2.90%, 08/15/24	1,475	1,472,989
		3,780,714
Packaging & Containers — 2.0%
Graphic Packaging International LLC, 4.13%, 08/15/24	7,342	7,334,153
Packaging Corp. of America, 3.65%, 09/15/24	375	373,812
WRKCo Inc., 3.00%, 09/15/24	500	498,077
		8,206,042
Pharmaceuticals — 1.2%
Becton Dickinson and Co., 3.73%, 12/15/24	2,190	2,174,394
Cardinal Health Inc., 3.50%, 11/15/24	390	387,307
CVS Health Corp.
2.63%, 08/15/24	1,670	1,667,515
3.38%, 08/12/24	770	769,283
		4,998,499
Pipelines — 7.4%
Boardwalk Pipelines LP, 4.95%, 12/15/24	1,802	1,794,721
Buckeye Partners LP, 4.35%, 10/15/24(a)	8,935	8,900,528
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	485	481,092
Series A, 2.50%, 11/15/24	795	787,095
EQM Midstream Partners LP, 4.00%, 08/01/24	9,756	9,756,000
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24	120	119,744
MPLX LP, 4.88%, 12/01/24	2,805	2,796,464
ONEOK Inc., 2.75%, 09/01/24	420	418,605
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24	2,050	2,038,113
TransCanada PipeLines Ltd., 1.00%, 10/12/24	3,745	3,708,155
		30,800,517
Real Estate Investment Trusts — 1.2%
Crown Castle Inc., 3.20%, 09/01/24	900	897,486
Equinix Inc., 2.63%, 11/18/24	3,320	3,288,888
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24	349	348,147
Kilroy Realty LP, 3.45%, 12/15/24	650	643,698
		5,178,219
Retail — 5.0%
AutoNation Inc., 3.50%, 11/15/24	510	506,197
Brinker International Inc., 5.00%, 10/01/24(a)(b)	8,989	8,970,815
Dollar General Corp., 4.25%, 09/20/24	957	954,717
Lowe’s Companies Inc., 3.13%, 09/15/24	355	353,803
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	10,090	10,036,486
		20,822,018
Semiconductors — 1.1%
Broadcom Inc., 3.63%, 10/15/24	1,825	1,816,726

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Microchip Technology Inc., 0.98%, 09/01/24	$2,925	$2,912,334
		4,729,060
Software — 2.6%
Oracle Corp., 2.95%, 11/15/24	7,940	7,878,425
Roper Technologies Inc., 2.35%, 09/15/24	495	492,731
VMware LLC, 1.00%, 08/15/24	2,530	2,524,775
		10,895,931
Telecommunications — 0.9%
Motorola Solutions Inc., 4.00%, 09/01/24(a)	255	254,366
Verizon Communications Inc., 3.50%, 11/01/24	3,460	3,441,371
		3,695,737
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24	619	613,087

Transportation — 0.9%
Canadian Pacific Railway Co., 1.35%, 12/02/24	3,520	3,469,615
Ryder System Inc., 2.50%, 09/01/24(a)	505	503,462
		3,973,077
Total Long-Term Investments — 85.9%
(Cost: $359,534,805)		359,050,139

	Shares

Short-Term Securities

Money Market Funds — 16.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	14,063,365	14,068,990
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(g)(h)	54,280,000	$54,280,000

Total Short-Term Securities — 16.4%
(Cost: $68,343,019)		68,348,990

Total Investments — 102.3%
(Cost: $427,877,824)		427,399,129

Liabilities in Excess of Other Assets — (2.3)%		(9,714,868)

Net Assets — 100.0%		$417,684,261

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,643,229	$—		$(9,575,505	)(a)	$6,795	$(5,529)	$14,068,990	14,063,365	$171,061	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,190,000	49,090,000	(a)	—		—	—	54,280,000	54,280,000	1,329,980		—
						$6,795	$(5,529)	$68,348,990		$1,501,041		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$359,050,139	$—	$359,050,139
Short-Term Securities
Money Market Funds	68,348,990	—	—	68,348,990
	$68,348,990	$359,050,139	$—	$427,399,129

Portfolio Abbreviation

PIK	Payment-in-kind

4